Capital Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of Capital Management	Capital, as defined above, is summarized in the following table:

	Year-ended December 31,
	2024	2023
Equity	$798,571	$624,655
Long-term debt	516,234	377,831
	1,314,805	1,002,486
Less: Cash	(252,535)	(194,622)
	$1,062,270	$807,864